Feb. 06, 2025
Simplify US Equity PLUS QIS ETF
FUND SUMMARY – SIMPLIFY US EQUITY PLUS QIS ETF
Investment Objective: The Simplify US Equity PLUS QIS ETF (the “Fund” or “SPQ”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of Fund shares, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Simplify US Equity PLUS QIS ETF Simplify US Equity PLUS QIS ETF
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	0.57%
[1]	Other Expenses includes interest expenses of 0.06%.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Simplify US Equity PLUS QIS ETF | Simplify US Equity PLUS QIS ETF | USD ($)	58	183	318	714

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period November 13, 2023 (commencement of operations) through June 30, 2024, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies:

The Fund has adopted a non-fundamental policy that, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. entities. The Fund defines equity securities as common stock, preferred stock, and futures on common stock. Additionally, the Fund defines U.S. entities as those organized in the U.S.; having a class of securities whose principal securities market is in the U.S.; or deriving more than 50% of its total revenues or earnings from goods produced, sales made, or services provided in the U.S., or maintaining more than 50% of its employees, assets, investments, operations, or other business activity in the U.S.

The Adviser believes that, based upon its historical research, allocations to a combination of US equity strategies and multiple quantitative investment strategies (or “QIS”) across equity, fixed income, commodity, currency, and volatility markets may achieve long-term capital appreciation and mitigate asset-class and single-strategy risks. QIS are quantitative investment strategies that provide model portfolios directly accessed by the Fund through total return swaps (each a “QIS swap”) or indirectly by investing in the Simplify Multi-QIS Alternative ETF (the “QIS Fund”). The Adviser also uses an income generating option strategy to contribute to the Fund’s investment objective.

The Fund is designed to provide exposure to U.S. equities “plus” QIS, and an income generating option overlay, as further described below.

US Equity Strategies

The Adviser believes that, based upon its historical research, a base allocation to equities will make a significant contribution to long-term capital appreciation, while providing dividend income to help offset Fund operating expenses. The Fund invests in equity securities of U.S. entities primarily through (i) equity securities of U.S. companies, (ii) ETFs that primarily invest in the equity securities of U.S. companies, and (iii) exchange-traded equity futures contracts. The Fund invests in companies without restriction as to capitalization. The Adviser evaluates expected return, expenses, management, and leveraging effects when initially choosing between specific stocks, ETFs, and futures and evaluates allocations among these instruments on an ongoing basis to determine whether any adjustments to the allocations would provide better returns. Through a combination of securities and futures, the Adviser targets an allocation equivalent to approximately 100% of Fund net assets to the US equity strategy. The Adviser reduces equity exposure when it believes the QIS strategy will produce higher returns and changes allocations among specific stocks, ETFs, and futures to those with the highest expected return.

QIS Strategies (i.e. multiple quantitative investment strategies)

This component of the Fund’s strategy is designed to identify the optimal allocation among quantitative investment strategies to achieve positive returns and mitigate asset-class and single-strategy risks. The Adviser executes the QIS strategy primarily by investing in the Simplify Multi-QIS Alternative ETF (the “QIS Fund”), which is a US domiciled and US exchange-traded fund managed by the Adviser, and through QIS swaps. The Fund looks through the QIS Fund and QIS swaps to measure its contribution to the Fund’s 80% investment policy. Through the QIS Fund and QIS swaps, the Fund may indirectly invest in foreign issuers (including emerging markets), on foreign exchanges, and in debt of any quality.

The QIS Fund invests in multiple quantitative investment strategies across equity, fixed income, commodity, currency, and volatility markets. The QIS swaps provide returns to the Fund that are based on model portfolios generated by the quantitative investment strategies. The quantitative investment strategies are third-party investment strategies that analyse historical quantitative data and use models to identify investments that, based on historical results, can provide attractive risk adjusted returns. The Adviser evaluates multiple strategies and selects the individual strategies based on multiple qualitative and quantitative considerations, including portfolio diversification, scalability, expected risk adjusted returns and correlation to one another. The Adviser evaluates these strategies on a quarterly basis and makes adjustments to the strategy allocations when the Adviser believes an alternative strategy would provide better returns. The quantitative investment strategies selected by the Adviser are thematic based strategies provided by third-party research providers. The strategies are not specifically designed for the Fund, and the third parties are agnostic to the Fund's overall investment posture. The Adviser decides whether to use a quantitative investment strategy as an input to its decision-making process and maintains full discretion over investment decisions for the Fund.

When the Fund enters into a QIS swap, the Fund makes payments to the swap counterparty based on either a fixed or variable rate, and the swap counterparty makes payments to the Fund based on the return of the underlying strategy.

When it believes conditions are favorable for the QIS strategy, the Adviser may allocate up to 50% of the Fund’s net assets to the QIS strategy. When the Adviser believes conditions are unfavorable for the QIS strategy, the Adviser will sell all or a portion of its assets allocated to the QIS strategy. The Adviser rebalances the Fund’s portfolio between U.S. equities and the QIS strategy at least quarterly.

Income Generating Option Strategy

To generate additional income, the Fund employs an exchange-traded and over-the-counter (“OTC”) option spread writing strategy on instruments linked to equities, fixed income, volatility indices, commodities, and currencies. The equity and fixed income strategies include primarily U.S. companies but may include companies from both emerging and developed foreign markets and may include companies of any market capitalization. The commodity strategies may include all types of commodities and commodity indexes. Currency strategies are those that attempt to profit from the changes in the relative value of various currencies. Volatility strategies are those that attempt to profit from the changes in the historical or implied return volatility of futures or securities indexes. Volatility is a measure of a reference asset’s historical or expected future price movements.

A call option gives the owner the right, but not the obligation, to buy, for example, an ETF at a specified price (strike price) within a specific time period. A put option gives the owner the right, but not the obligation, to sell, for example, an ETF at a specified price (strike price) within a specific time period. By selling put and call options in return for the receipt of premiums (the purchase price of an option), the Adviser attempts to increase Fund income as the passage of time decreases the value of the written options. Gains from written option premiums are capital gains, but commonly referred to as income. The option writing strategy is a form of leveraged investing. The Adviser focuses on writing short-term options with less than one-month to maturity because their value erodes faster than long-term options.

Call Spread Sub-Strategy

When the Adviser believes a reference asset’s price will decrease, remain unchanged, or only increase slightly it employs a call spread strategy. In a call option spread, the Fund sells (writes) an out of the money (above current market price) call option while also purchasing a further out of the money call option.

Put Spread Sub-Strategy

When the Adviser believes reference asset’s price will increase, remain unchanged, or only decrease slightly it employs a put spread strategy. In a put option spread, the Fund sells (writes) an out of the money (below current market price) put option while also purchasing a further out of the money put option.

The Adviser expects the written options to expire worthless but purchases lower-cost further out of the money options to insulate the Fund from large losses if the written options increase in value. Generally, the Adviser selects options based upon its evaluation of relative value based on cost, strike price (price that the optioned asset can be bought or sold by the option holder) and maturity (the last date the option contract is valid) and will exercise or close the options based on approaching maturity or opportunistic portfolio rebalancing. The Adviser expects options to be held to expiration but may adjust positions following a large (over 10%) price swing in an option’s reference asset.

The Fund also holds cash and invests in cash-like instruments or high-quality short term fixed income securities as collateral for futures and assuring its performance to an option buyer when writing options (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad measure of market performance. .. Past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Average Annual Total Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 10.76% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was 1.29% (quarter ended December 31, 2024).

Average Annual Total Returns for the Periods Ended December 31, 2024
Average Annual Total Returns - Simplify US Equity PLUS QIS ETF	1 Year	Since Inception	Inception Date
Simplify US Equity PLUS QIS ETF	20.41%	25.42%	Nov. 13, 2023
Simplify US Equity PLUS QIS ETF | After Taxes on Distributions	14.46%	19.22%
Simplify US Equity PLUS QIS ETF | After Taxes on Distributions and Sales	13.37%	17.50%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	30.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Simplify US Equity PLUS QIS ETF | All Risk [Member]

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance.

The following describes the principal risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Simplify US Equity PLUS QIS ETF | Equity Securities Risk [Member]

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

Simplify US Equity PLUS QIS ETF | Underlying E T F Risk [Member]

Underlying ETF Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the adviser expects the principal investments risks of such ETFs will be similar to some or all the risks of investing in the Fund.

Affiliated ETF Risk. The Fund may invest in the QIS Fund, an affiliated underlying fund. The adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the QIS Fund and other assets. The adviser will receive more revenue to the extent it selects the QIS Fund rather than an unaffiliated fund or other investment vehicle for inclusion in the Fund’s portfolio.

Simplify US Equity PLUS QIS ETF | Derivatives Risk [Member]

Derivatives Risk. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Leverage inherent in derivatives will tend to magnify the Fund’s losses if the derivative strategy is ineffective. These risks arise from direct investment in derivatives and indirect investment by investing in the QIS Fund.

●	Total Return Swap Risk. Leverage inherent in derivatives such as total return swaps will tend to magnify the Fund’s losses if the reference asset or assets declines in price.

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Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Option Risk. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option.

●	Counterparty Risk. Total return swaps and other derivative instruments are made with counterparties that are privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Simplify US Equity PLUS QIS ETF | Leverage Risk [Member]
Leverage Risk. The use of leverage by the Fund will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.
Simplify US Equity PLUS QIS ETF | Active Management Risk [Member]
Active Management Risk. The Fund is subject to the risk that the investment management strategy may not produce the intended results and may negatively impact Fund performance.
Simplify US Equity PLUS QIS ETF | Cash Or Cash Equivalents Risk [Member]

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Simplify US Equity PLUS QIS ETF | Commodity Risk [Member]

Commodity Risk. Investments linked to commodity derivatives can be highly volatile compared to investments in traditional securities, and funds holding instruments linked to commodity derivatives may experience large losses. The value of instruments linked to commodity derivatives may be affected by market movements, commodity benchmarks, volatility, changes in interest rates, or factors affecting a particular industry, or commodity.

Simplify US Equity PLUS QIS ETF | Currency Risk [Member]

Currency Risk. The Fund may hold investments that provide exposure to certain currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Simplify US Equity PLUS QIS ETF | Early Close Trading Halt Risk [Member]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Simplify US Equity PLUS QIS ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. Investing in emerging markets involves all of the risks entailed with respect to investing in foreign securities, as well as other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries.

Simplify US Equity PLUS QIS ETF | E T F Structure Risks [Member]

ETF Structure Risks. The Fund is structured as an ETF and will invest in underlying ETFs. As a result, the Fund is subject to special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Simplify US Equity PLUS QIS ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Simplify US Equity PLUS QIS ETF | Large Capitalization Risk [Member]

Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Simplify US Equity PLUS QIS ETF | Limited History Risk [Member]
Limited History Risk. The Fund is a new ETF has a limited history of operations for investor to evaluate.
Simplify US Equity PLUS QIS ETF | Market And Geopolitical Risk [Member]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Simplify US Equity PLUS QIS ETF | Over The Counter Market Risk [Member]

Over-the-Counter Market Risk. Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the over-the-counter counterparty who may be unwilling or unable to perform its contractual obligations to the Fund.

Simplify US Equity PLUS QIS ETF | Small And Medium Capitalization Risk [Member]

Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Simplify US Equity PLUS QIS ETF | Volatility Risk [Member]

Volatility Risk. Significant short-term price movements could adversely impact the performance of the Fund. The Fund’s performance may be volatile, which means that the Fund’s performance may be subject to substantial short-term changes up or down.